Related party transactions (Tables)	12 Months Ended
Mar. 31, 2020
Ant Group and its affiliates
Related party transactions
Schedule of transactions

	Year ended March 31,
	2018	2019	2020

	(in millions of RMB)
Amounts earned by the Company
Profit Share Payments (i)	3,444	517	3,835
Annual fee for SME loan business (ii)	956	954	954
Administrative and support services (iii)	676	1,017	1,224
Cloud computing revenue (iii)	482	761	1,872
Marketplace software technology services fee and other amounts earned (iii)	1,026	1,489	2,075
	6,584	4,738	9,960

Amounts incurred by the Company
Payment processing and escrow services fee (iv)	6,295	8,252	8,723
Other amounts incurred (iii)	1,894	1,328	2,743
	8,189	9,580	11,466

(i)	In 2014, the Company entered into the 2014 IPLA with Ant Group. Under the 2014 IPLA, the Company received the Profit Share Payments amounting to the sum of an expense reimbursement plus 37.5% of the consolidated pre-tax income of Ant Group, subject to certain adjustments. Upon the receipt of 33% equity interest in Ant Group in September 2019, the Company entered into the Amended IPLA and terminated the 2014 IPLA, and the Profit Share Payments arrangement was terminated (Note 4(l)).

22.  Related party transactions (Continued)

Profit Share Payments were recognized in consolidated income statements, net of the costs incurred for the provision of the software technology services reimbursed by Ant Group. The amounts reimbursed by Ant Group to the Company were RMB37 million, RMB106 million and nil for the years ended March 31, 2018, 2019 and 2020, respectively.

(ii)	Pursuant to the SAPA (Note 4(l)), the Company entered into software system use and service agreements with Ant Group in 2014, under which the Company would receive annual fees for SME loan business for a term of seven years. In calendar years 2018 to 2021, the Company received or will receive annual fees equal to the amount received in calendar year 2017, which was equal to 2.5% of the average daily balance of the SME loans made by Ant Group and its affiliates during that year.
(iii)	The Company has other commercial arrangements, treasury management arrangements and cost sharing arrangements with Ant Group and its affiliates on various sales and marketing, cloud computing, treasury management, and other administrative and support services.
(iv)	The Company and Alipay, among others, entered into a commercial agreement in 2011 whereby the Company receives payment processing and escrow services in exchange for a payment for the services fee, which was recognized in cost of revenue.